401(k) Plans (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) plan	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Number of 401(k) plans | plan	2
401(k) savings plan employer contribution | $	$ 309	$ 259	$ 202